Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue
Trucking	$ 8,235,295		$ 10,212,227
CNG	414,609	622,073	1,111,629	1,692,787	$ 1,968,563	$ 353,346
Federal alternative fuels tax credit					128,340	129,549
Total revenue	8,649,904	622,073	11,323,856	1,692,787	2,096,903	482,895
Cost of sales
Trucking	8,586,471		10,558,330
CNG	340,909	316,433	837,160	870,517
Total cost of goods sold	8,927,380	316,433	11,395,490	870,517	1,499,876	281,441
Gross profit	(277,476)	305,640	(71,634)	822,270	597,027	201,454
Operating expenses
General and administrative	1,571,238	356,666	3,578,960	1,317,993	2,431,916	1,760,347
Depreciation and amortization	100,008	148,353	509,610	499,639	711,076	210,892
Loss on impairment of fixed assets		679,535		679,535	4,906,217	0
Total operating expense	1,671,246	1,184,554	4,088,570	2,497,167	8,049,209	1,971,239
Other expense
Interest expense	(782,944)	(244,721)	(1,553,129)	(879,595)	(1,642,259)	(375,453)
Loss on acquisition of El Toro						(717,011)
Realized and unrealized (loss) gain on derivative liability, net	17,327	(30,125)	28,878	47,210	(60,246)
Warrant expense	(198,626)	(77,500)	(589,158)	(77,500)	(77,500)
Gain on extinguishment of related party interest			157,330
Gain on extinguishment of liabilities			657,498
Total other expense	(964,243)	(352,346)	(1,298,581)	(909,885)	(1,780,005)	(1,092,464)
Income tax expense
Deferred tax expense					71,294	(71,294)
Total income tax expense					71,294	(71,294)
Net loss	(2,912,965)	(1,231,260)	(5,458,785)	(2,584,782)	$ (9,160,893)	$ (2,933,543)
Series A Redeemable Preferred stock	(300,000)		(300,000)
Net loss available to stockholders	$ (3,212,965)	$ (1,231,260)	$ (5,758,785)	$ (2,584,782)
Basic weighted average common shares outstanding	1,409,249	420,804	1,100,800	420,804	396,717	317,183
Basic loss per common share	$ (2.28)	$ (2.93)	$ (5.23)	$ (6.14)	$ (23.09)	$ (9.25)
Diluted weighted average common shares outstanding	1,409,249	420,804	1,100,800	420,804	396,717	317,183
Diluted loss per share	$ (2.28)	$ (2.93)	$ (5.23)	$ (6.14)	$ (23.09)	$ (9.25)